 As filed with the Securities and Exchange Commission on May 24, 2018

File No. 333-08045
File No. 811-07705

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒
and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 32	☒
(Check appropriate box or boxes)

Virtus Asset Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: 888-784-3863
101 Munson Street
Greenfield, Massachusetts 01301
(Address of Principal Executive Offices)

Kevin J. Carr, Esq.
Counsel
Virtus Investment Partners, Inc.
100 Pearl St.
Hartford, Connecticut 06103
(Name and Address of Agent for Service)

Copies of All Correspondence to:
David C. Mahaffey, Esq.
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement
2.	Amendment dated July 23, 2018 to the Virtus Asset Trust (the “Trust”) prospectus dated April 30, 2018, which describes the disclosures that will be amended to add Class A Shares to the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund
3.	Amendment dated July 23, 2018 to the Virtus Asset Trust Statement of Additional Information (“SAI”) dated April 30, 2018, which describes the disclosures that will be amended to add Class A Shares to the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund
4.	Part C
5.	Signature Page

This Post-Effective Amendment is being filed for the sole purpose of beginning the registration of Class A Shares of the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund by inserting disclosure into the prospectuses and SAI as necessary and appropriate to add Class A Shares to these funds. But for the amended disclosures filed herewith, Parts A and B of Registrant’s Post-Effective Amendment No. 28 to its registration statement filed on April 26, 2018, and effective April 30, 2018, are incorporated by reference herein and this Post-Effective Amendment No. 30 is being filed for the sole purpose of beginning the registration of Class A Shares of the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund. It is our intention that the statutory prospectus and SAI to be filed in the post-effective amendment filed under Rule 485(b) at such time as this Post-Effective Amendment No. 30 becomes effective will contain the full statutory prospectus and SAI for all funds of the Trust updated to reflect the amended disclosures as described in this filing.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

and Virtus Seix Ultra-Short Bond Fund,

each a series of Virtus Asset Trust

Amendment dated [July 23, 2018] to the Summary and

Statutory Prospectuses dated April 30, 2018, as supplemented

Effective [July 23], 2018, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund will begin offering Class A Shares, in addition to the share classes already offered by each fund. Accordingly, the funds’ prospectuses are hereby amended to add the following disclosure.

The table listing the funds’ share classes on the front cover of the statutory prospectus is replaced with the following:

TICKER SYMBOL BY CLASS
FUND	A	C	I	R	R6	T
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	[tbd]		SIGVX		SIGZX	SUSTX
Virtus Seix Ultra-Short Bond Fund	[tbd]		SISSX			VUTBX

The introduction to the “Fees and Expenses” section in each fund’s summary prospectus and the summary section of the statutory prospectus is hereby replaced in its entirety with the following:

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page [xx] of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page [xx] of the fund’s statement of additional information.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund only

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class A column as shown below:

Shareholder Fees (fees paid directly from your investment)	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management Fees	0.19%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%
Other Expenses(b)	0.30%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(c)	0.75%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.08)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	0.67%

(b) Estimated for current fiscal year, as annualized.

(c) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d) The fund’s investment adviser also has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.66% for Class A Shares, 0.41% for Class I Shares, 0.26% for Class R6 Shares and 0.66% for Class T Shares through [July 31, 2019]. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under the expense reimbursement arrangement for a period of three years following after the date on which it was incurred or waived by Virtus.

The Example table is hereby revised to add the Class A row as shown below:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$317	$476	$649	$1,150

Virtus Seix Ultra-Short Bond Fund only

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class A column as shown below:

Shareholder Fees (fees paid directly from your investment)	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management Fees	0.22%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%
Other Expenses(b)	0.39%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(c)	0.87%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.21)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	0.66%

(b) Estimated for current fiscal year, as annualized.

(c) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(d) The fund’s investment adviser also has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.65% for Class A Shares, 0.40% for Class I Shares and 0.65% for Class T Shares through [July 31, 2019]. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under the expense reimbursement arrangement for a period of three years following after the date on which it was incurred or waived by Virtus.

The Example table is hereby revised to add the Class A row as shown below:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$316	$500	$700	$1,277

Both Funds

The third paragraph under “Performance Information” in each fund’s summary prospectus and summary section of the statutory prospectus is hereby replaced with the following: “Performance for Class A Shares and Class T Shares is not shown here as Class A Shares and Class T Shares had not begun operations prior to the date of this prospectus.”

The disclosure under “Purchase and Sale of Fund Shares” in each fund’s summary prospectus and summary section of the statutory prospectus is hereby revised to add the following disclosure prior to the current first paragraph of this section.

Minimum initial investments applicable to Class A Shares:

• $2,500, generally

• $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

• No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:

• $100, generally

• No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

In the first table in the section “More Information About Fund Expenses” on page [128] of the statutory prospectus, the respective row corresponding to each fund is hereby replaced with the following.

	Class A	Class C	Class I	Class R	Class R6	Class T	Through Date
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	0.66%	N/A	0.41%	N/A	0.26%	0.66%	[July 31, 2019]
Virtus Seix Ultra-Short Bond Fund	0.65%	N/A	0.40%	N/A	N/A	0.65%	[July 31, 2019]

Under “What are the classes and how do they differ?” on page [182] of the statutory prospectus, the table in this section is hereby revised to add “0.25%” in the Class A column in the row for each of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund.

Under “What arrangement is best for you?” beginning on page [182 of the statutory prospectus, the subheading for the disclosure describing Class A Shares is hereby replaced in its entirety with the following:

Class A Shares. You will not pay any sales charge on purchases of Class A Shares of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund. If you purchase Class A Shares of other funds in this prospectus, you will pay a sales charge at the time of purchase equal to the following: for Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund, 2.25% of the offering price (2.30% of the amount invested); for Virtus Seix Floating Rate High Income Fund, Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, and Virtus Seix Virginia Intermediate Municipal Bond Fund, 2.75% of the offering price (2.83% of the amount invested); for Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund, and Virtus Seix Total Return Bond Fund 3.75% of the offering price (3.90% of the amount invested, and for the other funds, 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions. (See “Initial Sales Charge Alternative—Class A Shares” and “Class A Sales Charge Reductions and Waivers” below.) Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions on which a finder’s fee has been paid. For Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund, the CDSC may be imposed on redemptions within 12 months of a finder’s fee being paid; for all other funds (except Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund), the CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. The Distributor may pay broker-dealers a finder’s fee for eligible Class A Share purchases in excess of $250,000 for Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund and eligible Class A Share purchases in excess $1 million for all other funds in this prospectus (except Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund). The 12- or 18-month period begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first. There is no CDSC or finder’s fee applicable to Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund. Class A Shares have lower distribution and service fees (0.15% for Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix Virginia Intermediate Municipal Bond Fund; 0.20% for Virtus Seix Short-Term Bond Fund and Virtus Seix U.S. Mortgage Fund; and 0.25% for all other Virtus Mutual Funds) and generally pay higher dividends than Class C Shares.

Under “What arrangement is best for you?” beginning on page [182] of the statutory prospectus, the narrative disclosure under the subheading “Initial Sales Charge Alternative – Class A Shares” is hereby replaced with the following:

There is no sales charge applied to purchases of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund. The public offering price of Class A Shares of the other funds in this prospectus is the NAV plus a sales charge that varies depending on the size of your purchase. (See “Class A Shares—Reduced Initial Sales Charges” in the SAI.) Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge, if any, is divided between your investment dealer and the fund's underwriter, VP Distributors, LLC (“VP Distributors” or the “Distributor”).

The following is hereby added immediately under the heading “Sales Charge you may pay to purchase Class A Shares” on page [185] of the statutory prospectus:

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund

There is no sales charge applied to purchases of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund.

Under “Class A Sales Charge Reductions and Waivers” beginning on page [185] of the statutory prospectus, the first sentence under the subheading “Combination Purchase privilege” is replaced with the following: “Your purchase of any class of shares (other than Class A Shares of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund and Class T Shares) of these funds or any other Virtus Mutual Fund, if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges.”

Additionally in this section, the first sentence under the subheading “Letter of Intent” is replaced with the following: “If you sign a Letter of Intent, your purchase of any class of shares (other than Class A Shares of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund and Class T Shares) of these funds or any other Virtus Mutual Fund, if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges.”

Additionally in this section, the first sentence under the subheading “Right of Accumulation” is replaced with the following: “The value of your account(s) in any class of shares (other than Class A Shares of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund and Class T Shares) of these funds or any other Virtus Mutual Fund if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges.”

The heading “CDSC you may pay on Class A Shares” on page [187] of the statutory prospectus is hereby replaced with the following: “CDSC you may pay on Class A Shares (except Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund)”. Additionally, the narrative disclosure under this heading is hereby replaced with the following:

Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC if they redeem their shares. For Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund, the CDSC may be imposed on redemptions within 12 months of a finder’s fee being paid; for all other funds in this prospectus (except Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund), the CDSC may be imposed within 18 months of a finder’s fee being paid. For Virtus fixed income funds and Virtus Conservative Allocation Strategy Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds in this prospectus (except Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund), the CDSC is 1.00%. The 12- or 18-month period begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first. The CDSC will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. There is no CDSC or finder’s fee applicable to Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund.

Under “Compensation to Dealers,” the second paragraph on page [190] of the statutory prospectus is hereby replaced with the following:

From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. These payments are sometimes referred to as “revenue sharing.” Among others, the Distributor has agreed to make such payments for marketing support services to AXA Advisors, LLC. Additionally, for Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $250,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus fixed income funds (except Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund), the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus Mutual Funds in this prospectus (except Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund), the Distributor may pay broker-dealers a finder’s fee of 1.00% on amounts from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases of Class A Shares by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. A CDSC may be imposed on certain redemptions of such Class A investments. For Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund, the CDSC may be imposed on redemptions within 12 months of a finder’s fee being paid; for all other funds in this prospectus (except Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund), the CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. For Virtus fixed income funds and Virtus Conservative Allocation Strategy Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds in this prospectus (except Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund), the CDSC is 1.00%. There is no CDSC or finder’s fee applicable to Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund. For purposes of determining the applicability of the CDSC, the 12- or 18-month period begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of up to 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. (For the exact rate for your fund(s), please refer to the chart in the section of this prospectus entitled “Sales Charges” under “What are the classes and how do they differ?”) VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.

Under “How to Sell Shares” on page [195] of the statutory prospectus, the following disclosure is added to the table:

By check (Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund only)	If you selected the checkwriting feature, you may write checks for amounts of $250 or more. Checks may not be used to close accounts.

Under “Exchange Privileges” on page [198] of the statutory prospectus, the first bullet is hereby replaced with the following:

•	You generally may exchange shares of one fund for the same class of shares of another fund (e.g., Class A Shares for Class A Shares). Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended. Class C Shares of any fixed income fund in this prospectus are exchangeable for Class A Shares of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund.

•	Class A Shares of the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund are exchangeable at net asset value plus the applicable sales charge of the Class A Shares into which you are exchanging.

Investors should retain this supplement for future reference.

VAT/AddClassAtoUltraShortFunds (7/18)

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

and Virtus Seix Ultra-Short Bond Fund,

each a series of Virtus Asset Trust

Amendment dated [July 23, 2018] to the Statement of Additional Information (“SAI”)

dated April 30, 2018, as supplemented

Effective [July 23], 2018, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund will begin offering Class A Shares, in addition to the share classes already offered by each fund. Accordingly, the funds’ SAI is hereby amended to add the following disclosure.

The table listing the funds’ share classes on page 1 of the SAI is replaced with the following:

TICKER SYMBOL BY CLASS
FUND	A	C	I	R	R6	T
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund	[tbd]		SIGVX		SIGZX	SUSTX
Virtus Seix Ultra-Short Bond Fund	[tbd]		SISSX			VUTBX

In the section “The Distributor,” under the heading “Dealer Concessions” on page [101] of the SAI, the following is hereby added under the first paragraph:

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund

There are no discounts or commissions applicable to Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund.

Under the same heading, the fourth paragraph on page [102] of the SAI is hereby replaced with the following:

From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. These payments are sometimes referred to as “revenue sharing.” Among others, the Distributor has agreed to make such payments for marketing support services to AXA Advisors, LLC. Additionally, for Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $250,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus fixed income funds in this SAI (except Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund), the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus Funds in this SAI (except Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund), the Distributor may pay broker-dealers a finder’s fee of 1.00% on amounts from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases of Class A Shares by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. A CDSC may be imposed on certain redemptions of such Class A investments. For Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund, the CDSC may be imposed on redemptions within 12 months of a finder’s fee being paid; for all other funds (except Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund), the CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. For Virtus fixed income funds and Virtus Conservative Allocation Strategy Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds in this SAI (except Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund), the CDSC is 1.00%. There is no CDSC or finder’s fee applicable to Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund. For purposes of determining the applicability of the CDSC, the 12- or 18-month period begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of up to 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. (For the exact rate for your fund(s), please refer to the chart in the section of the Funds’ prospectus entitled “Sales Charges” under “What are the classes and how do they differ?”) VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.

In the section “Purchase, Redemption and Pricing of Shares,” under the heading “Alternative Purchase Arrangements” beginning on page 117 of the SAI, the disclosure on page [118] describing Class A Shares is hereby replaced with the following:

Class A Shares

There is no sales charge applied to purchases of Class A Shares of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund. All other Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed, except that a CDSC may apply on certain redemptions on which a finder’s fee has been paid. For Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund, the CDSC may be imposed on redemptions within 12 months of a finder’s fee being paid; for all other funds in this SAI, the CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. For all fixed income Funds in this SAI and Virtus Conservative Allocation Strategy Fund, the CDSC is 0.50%; for all other Funds in this SAI, the CDSC is 1.00%. The CDSC period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charges may be waived under certain conditions as determined by the Distributor. Class A Shares are subject to ongoing distribution and services fees at an annual rate of 0.25% (0.15% for Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Virginia Intermediate Municipal Bond Fund and 0.20% for Seix Short-Term Bond Fund and Seix U.S. Mortgage Fund) of the Fund’s aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.

Also in this section, under the heading “Class A Shares – Reduced Initial Sales Charges,” the first paragraph is hereby replaced with the following:

Investors choosing Class A Shares may be entitled to reduced initial sales charges. The ways in which initial sales charges may be avoided or reduced are described below. Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC if they redeem their shares within specified periods. For Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund, the CDSC may be imposed on redemptions within 12 months of a finder’s fee being paid; for all other funds in this prospectus (except Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund), the CDSC may be imposed within 18 months of a finder’s fee being paid. For all Virtus fixed income Funds discussed in this SAI and Virtus Conservative Allocation Strategy Fund, the CDSC is 0.50%; for all other Virtus Funds discussed in this SAI, the CDSC is 1.00%. The CDSC period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charge may be waived under certain conditions as determined by the Distributor or Transfer Agent. There is no CDSC or finder’s fee applicable to Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund.

Also under the heading “Class A Shares – Reduced Initial Sales Charges” beginning on page [119] of the SAI, the first sentence under the subheading “Combination Purchase privilege” on page 120 is replaced with the following: “Your purchase of any class of shares (other than Class A Shares of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund and Class T Shares) of these Funds or any other Virtus Mutual Fund, if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges.”

Additionally in this section, the first sentence under the subheading “Right of Accumulation” on page [121] is replaced with the following: “The value of your account(s) in any class of shares (other than Class A Shares of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund and Class T Shares) of these Funds or any other Virtus Mutual Fund may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges.”

Additionally in this section, the first sentence under the subheading “Letter of Intent” on page [121] is replaced with the following: “If you sign a Letter of Intent, your purchase of any class of shares (other than Class A Shares of Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund and Class T Shares) of these Funds or any other Virtus Mutual Fund, if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges.”

In the section “Investor Account Services and Policies,” under the heading “Exchanges” on page [126] of the SAI, the following is hereby added after the second sentence: “Class A Shares of the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund are exchangeable at net asset value plus the applicable sales charge of the Class A Shares into which you are exchanging.”

Investors should retain this supplement for future reference.

VAT SAI/AddClassAtoUltraShortFunds (7/18)

VIRTUS ASSET TRUST

PART C — OTHER INFORMATION

Item 28. Exhibits

(a)	Agreement and Declaration of Trust.

1.	Amended and Restated Agreement and Declaration of Trust dated January 18, 2017, filed via EDGAR (as Exhibit a) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

(b)	Bylaws.

1.	Amended and Restated By-Laws of Registrant adopted January 18, 2017, filed via EDGAR (as Exhibit b) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – Reference is made to Registrant’s Amended and Restated Agreement and Declaration of Trust and Bylaws. See Exhibits a and b.

(d)	Investment Advisory Contracts.

1.	Investment Advisory Agreement between the Registrant and Virtus Fund Advisers, LLC (the “Adviser”) effective as of June 12, 2017, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

2.	Subadvisory Agreement between the Adviser and Ceredex Value Advisors LLC (“Ceredex”) dated June 20, 2017, on behalf of Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund and Virtus Ceredex Small-Cap Value Equity Fund filed via EDGAR (as Exhibit d.2) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

3.	Subadvisory Agreement between the Adviser and Seix Investment Advisors LLC (“Seix”) dated June 21, 2017, on behalf of Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix Total Return Bond Fund, Virtus Seix U.S. Mortgage Fund, Virtus Seix Short-Term Bond Fund, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, Virtus Seix Ultra-Short Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund, Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix Virginia Intermediate Municipal Bond Fund filed via EDGAR (as Exhibit d.3) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

4.	Subadvisory Agreement between the Adviser and Silvant Capital Management LLC (“Silvant”) dated June 20, 2017, on behalf of Virtus Silvant Large-Cap Growth Stock Fund and Virtus Silvant Small-Cap Growth Stock Fund filed via EDGAR (as Exhibit d.4) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

5.	Subadvisory Agreement between the Adviser and WCM Investment Management (“WCM”), dated June 20, 2017, on behalf of Virtus WCM International Equity Fund filed via EDGAR (as Exhibit d.5) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

6.	Subadvisory Agreement between the Adviser and Zevenbergen Capital Investments LLC (“Zevenbergen”) dated June 21, 2017, on behalf of Virtus Zevenbergen Innovative Growth Stock Fund filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

(e)	Underwriting Agreement.

1.	Underwriting Agreement between Registrant and VP Distributors, LLC (“VP Distributors”) dated as of June 12, 2017, filed via EDGAR (as Exhibit e.1) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

2.	Form of Sales Agreement between VP Distributors and dealers, effective March 2017, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 116 to Virtus Equity Trust’s (“VET”) Registration Statement (File No. 002-16590) on January 25, 2018.

a)	Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective September 2017 filed via EDGAR (as Exhibit e.2.a) with Post-Effective Amendment No. 38 to Virtus Retirement Trust’s (“VRT”) Registration Statement (File No. 033-80057) on April 24, 2018, and incorporated herein by reference.

(f)	Amended and Restated Deferred Compensation Program, effective February 9, 2017, filed via EDGAR (as Exhibit f) with Post-Effective Amendment No. 31 to Virtus Alternative Solutions Trust’s (“VAST”) Registration Statement (File No. 333-191940) on April 10, 2017, and incorporated herein by reference.

(g)	Custodian Agreement.

1.	Custody Agreement between VAST and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

a)	Amendment to Custody Agreement between VAST and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

b)	Amendment to Custody Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

c)	Joinder Agreement and Amendment to Custody Agreement between VET, Virtus Opportunities Trust (“VOT”), Registrant, VAST, VRT, Virtus Variable Insurance Trust (“VVIT”) and The Bank of New York Mellon dated September 11, 2017, filed via EDGAR (as Exhibit g.1.d) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

2.	Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

a)	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

b)	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

c)	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-Effective Amendment No. 24 to the Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

d)	Joinder Agreement and Amendment to Foreign Custody Manager Agreement between Registrant, VET, VOT, VAST, VRT, VVIT and The Bank of New York Mellon dated as of July [ ], 2018, to be filed by amendment.

(h)	Other Material Contracts.

1.	Amended and Restated Transfer Agency and Service Agreement by and among VET, Virtus Insight Trust (“VIT”), VOT, VRT, and VP Distributors (since assigned to Virtus Fund Services, LLC (“Virtus Fund Services”)) dated January 1, 2010, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

a)	Amendment to Amended and Restated Transfer Agency and Service Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of April 14, 2010, filed via EDGAR (as Exhibit h.2) with Post-Effective Amendment No. 44 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2011 on April 28, 2010, and incorporated herein by reference.

b)	Second Amendment to Amended and Restated Transfer Agent and Service Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of March 15, 2011, filed via EDGAR (as Exhibit h.16), with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

c)	Corrected Third Amendment to Amended and Restated Transfer Agent and Service Agreement by and among VET, VIT, VOT, VRT and Virtus Fund Services, LLC, effective as of January 1, 2013, filed via EDGAR (as Exhibit h.1.c) with Post-Effective Amendment No. 104 to VET’s Registration Statement (File No. 002-16590) on July 28, 2015, and incorporated herein by reference.

d)	Fourth Amendment to Amended and Restated Transfer Agency and Service Agreement by and among VET, VIT, VOT and Virtus Fund Services, effective as of January 1, 2015, filed via EDGAR (as Exhibit h.1.d) with Post-Effective Amendment No. 104 to VET’s Registration Statement (File No. 002-16590) on July 28, 2015, and incorporated herein by reference.

e)	Fifth Amendment to Amended and Restated Transfer Agency and Service Agreement by and among VET, VIT, VOT, VRT and Virtus Fund Services, effective as of January 8, 2016, filed via EDGAR (as Exhibit h.1.e) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

f)	Sixth Amendment to Amended and Restated Transfer Agency and Service Agreement by and among VET, VIT, VOT, VRT, Registrant and Virtus Fund Services, effective as of June 12, 2017, filed via EDGAR (as Exhibit h.1.f) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

2.	Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 54 to VIT’s Registration Statement (File No. 033-64915) on April 27, 2012, and incorporated herein by reference.

a)	Adoption and Amendment Agreement among VET, VIT, VOT, VAST, Virtus Fund Services and BNY Mellon dated as of March 21, 2014, filed via EDGAR (as Exhibit h.2.b) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

b)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VAST, Virtus Fund Services and BNY Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

c)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VAST, Virtus Fund Services and BNY Mellon dated as of June 1, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

d)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VAST, Virtus Fund Services and BNY Mellon dated as of November 12, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 9 to VAST’s Registration Statement (File No. 333-191940) on January 22, 2015, and incorporated herein by reference.

e)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VAST, Virtus Fund Services and BNY Mellon dated as of May 28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-Effective Amendment No. 18 to VAST’s Registration Statement (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

f)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December 10, 2015, filed via EDGAR (as Exhibit h.2.e) with Post-Effective Amendment No. 35 (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

g)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

h)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VET, VIT, VOT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.h) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

i)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, VET, VIT, VOT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 18, 2017, filed via EDGAR (as Exhibit h.2.i) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

j)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, VET, VIT, VOT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of January 1, 2018, filed via EDGAR (as Exhibit h.2.j) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

3.	Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2010, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

a)	First Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of April 14, 2010, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

b)	Second Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of June 30, 2010, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

c)	Third Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of September 14, 2010, filed via EDGAR (as Exhibit h.10), with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

d)	Fourth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of January 1, 2011, filed via EDGAR (as Exhibit h.11), with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

e)	Fifth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of March 15, 2011, filed via EDGAR (as Exhibit h.12), with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

f)	Sixth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of August 28, 2012, filed via EDGAR (as Exhibit h.3.f) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of December 18, 2012, filed via EDGAR (as Exhibit h.3.g) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

h)	Eighth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and Virtus Fund Services, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.3.h), with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

i)	Ninth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT and Virtus Fund Services, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.3.i), with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

j)	Tenth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT and Virtus Fund Services, effective as of November 13, 2014, filed via EDGAR (as Exhibit h.3.j) with Post-Effective Amendment No. 74 to VOT’s Registration Statement (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

k)	Eleventh Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT and Virtus Fund Services, effective as of January 1, 2015, filed via EDGAR (as Exhibit h.3.k) with Post-Effective Amendment No. 80 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

l)	Twelfth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT and Virtus Fund Services, effective as of March 19, 2015, filed via EDGAR (as Exhibit h.3.l) with Post-Effective Amendment No. 82 to VOT’s Registration Statement (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

m)	Thirteenth Amendment to Amended and Restated Administration Agreement by and among VET, VIT, VOT, VRT and Virtus Fund Services, effective as of January 8, 2016, filed via EDGAR (as Exhibit h.3.m) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

n)	Fourteenth Amendment to Amended and Restated Administration Agreement by and among VET, VOT, VRT and Virtus Fund Services, effective as of December 1, 2016, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

o)	Fifteenth Amendment to Amended and Restated Administration Agreement by and among Registrant, VET, VOT, VRT, and Virtus Fund Services, effective as of June 12, 2017, filed via EDGAR (as Exhibit h.3.o) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

p)	Sixteenth Amendment to Amended and Restated Administration Agreement between Registrant, Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of March 6, 2018, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 117 to VET’s Registration Statement (File No. 002-16590) on March 6, 2018, and incorporated herein by reference.

4.	Sub-Administration and Accounting Services Agreement among VRT, VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

a)	First Amendment to Sub-Administration and Accounting Services Agreement among VRT, VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

b)	Second Amendment to Sub-Administration and Accounting Services Agreement among VRT, VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010 filed via EDGAR (as Exhibit h.14) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

c)	Third Amendment to Sub-Administration and Accounting Services Agreement among VRT, VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011 filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

d)	Fourth Amendment to Sub-Administration and Accounting Services Agreement among VRT, VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

e)	Fifth Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

f)	Sixth Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

h)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VAST, VVIT, VATS Offshore Fund, Ltd. (“VATS”), Virtus Fund Services and BNY Mellon dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

i)	Joinder Agreement to Sub-Administration and Accounting Services Agreement among VRT, VET, VOT, VAST, VVIT, VATS, Virtus Fund Services and BNY Mellon dated December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

j)	Amendment to Sub-Administration and Accounting Services Agreement among VRT, VET, VIT, VOT, VAST, VVIT, Virtus Fund Services and BNY Mellon dated July 27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-Effective Amendment No. 31 to VAST’s Registration Statement (File No. 333-191940) on April 10, 2017, and incorporated herein by reference.

k)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VRT, Virtus Fund Services and BNY Mellon dated April, 2017, filed via EDGAR (as Exhibit h.4.k) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

l)	Amendment to Sub-Administration and Accounting Services Agreement among Registrant, VET, VOT, VAST, VVIT, VRT, Virtus Fund Services and BNY Mellon dated September 21, 2017, filed via EDGAR (as Exhibit h.4.l) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

5.	Expense Limitation Agreement between Registrant and the Adviser, effective as of June 12, 2017, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

a.	First Amendment to Expense Limitation Agreement between Registrant and the Adviser, effective as of September 18, 2017, filed via EDGAR (as Exhibit h.5.a) with Post-Effective Amendment No. 28 (File No. 333-08045) on April 26, 2018, and incorporated herein by reference.

b.	Second Amended and Restated Expense Limitation Agreement between Registrant and the Adviser, effective as of [ ] [ ], 2018, to be filed by amendment.

6.	Form of Indemnification Agreement with each Trustee of Registrant, effective as of October 24, 2016, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 92 to the Registration Statement of VOT (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

a)	Form of Joinder Agreement and Amendment to the Indemnification Agreement with George R. Aylward, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, and Richard E. Segerson, effective as of January 18, 2017, filed via EDGAR (as Exhibit h.7.a) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

b)	Form of Joinder Agreement and Amendment to the Indemnification Agreement with Thomas J. Brown, Donald C. Burke, Roger A. Gelfenbien, John R. Mallin, and Hassell H. McClellan, effective as of February 27, 2017, filed via EDGAR (as Exhibit h.7.b) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

7.	Form of Indemnification Agreement with Sidney E. Harris and Connie D. McDaniel, effective as of July 17, 2017, filed via EDGAR (as Exhibit h.9) with Post-effective Amendment No. 112to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

(i)	Legal Opinion.

1.	Opinion of counsel as to legality of shares dated January 26, 2017, filed via EDGAR (as Exhibit i.1) with Post-Effective Amendment No. 20 to the Registration Statement on January 27, 2017, and incorporated herein by reference.

2.	*Opinion of counsel as to legality of shares dated May 24, 2018, filed via EDGAR (as Exhibit i.2) herewith.

3.	Consent of Sullivan & Worcester LLP to be filed by amendment.

(j)	Other Opinions.

1.	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)	Not applicable.

(l)	None.

(m)	Rule 12b-1 Plans.

1.	Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), adopted June 12, 2017, filed via EDGAR (as Exhibit m.1) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

2.	Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, adopted March 2, 2017, filed via EDGAR (as Exhibit m.2) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

3.	Class R Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, adopted March 2, 2017, filed via EDGAR (as Exhibit m.3) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

4.	Class T Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, adopted March 2, 2017, filed via EDGAR (as Exhibit m.4) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

(n)	*Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective May 24, 2018, filed via EDGAR (as Exhibit n) herewith.

(o)	Reserved.

(p)	Code of Ethics.

1.	Amended and Restated Code of Ethics of the Virtus Funds effective October 2017, filed via EDGAR (as Exhibit p.1) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

2.	Amended and Restated Code of Ethics of VFA, VP Distributors and other Virtus Affiliates (including Ceredex Value Advisors LLC, Seix Investment Advisors, LLC and Silvant Capital Management LLC) dated October 1, 2017, filed via EDGAR (as Exhibit p.2) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

3.	Code of Ethics of WCM Investment Management, filed via EDGAR (as Exhibit p.3) with Post-Effective Amendment No. 28 (File No. 333-08045) on April 26, 2018, and incorporated herein by reference.

4.	Code of Ethics of Zevenbergen Capital Investments LLC effective [ ] [ ], 2018, to be filed by amendment.

(q)	Power of Attorney.

1.	Power of Attorney for all Trustees, dated March 2, 2017, filed via EDGAR (as Exhibit q.1) with Post-Effective Amendment No. 21 (File No. 333-08045) on April 11, 2017, and incorporated herein by reference.

2.	Power of Attorney for Trustees Sidney E. Harris and Connie D. McDaniel dated June 26, 2017, filed via EDGAR (as Exhibit q.4) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

________________________

*Filed herewith

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 16 of the Underwriting Agreement incorporated herein by reference to Exhibit e.1. Indemnification of Registrant’s Custodian is provided for in section 9.9, among others, of the Custody Agreement incorporated herein by reference to Exhibit g.1. The indemnification of Registrant’s Transfer Agent is provided for, in Article 6 of the Transfer Agency and Service Agreement incorporated herein by reference to Exhibit h.1. The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated by reference to Exhibit h.6 and h.7, whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibit a, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the [Investment Company Act of 1940, as amended] and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person's acts or omissions, the Shareholder or former Shareholder (or such Person's heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VI of the Registrant’s Bylaws incorporated herein by reference to Exhibit b, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Custody Agreement, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VFA, the Registrant’s Trustees, and other registered investment management companies managed by VFA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser and Subadvisers

See “Management of the Funds” in the Prospectus and “Investment Advisory and Other Services” and “Management of the Trust” in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers, reference is made to the Adviser’s and each Subadviser’s current Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Adviser	SEC File No.:
The Adviser	801-23163
Ceredex	801-68739
Seix	801-68743
Silvant	801-68741
WCM	801-11916
Zevenbergen	801-62477

Item 32.	Principal Underwriter

(a)	VP Distributors, LLC serves as the principal underwriter for the following registrants:

Virtus Alternative Solutions Trust, Virtus Asset Trust, Virtus Equity Trust, Virtus Opportunities Trust, Virtus Variable Insurance Trust and Virtus Retirement Trust.

(b)	Directors and executive officers of VP Distributors, 100 Pearl Street, Hartford, CT 06103 are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant
George R. Aylward	Executive Vice President	President and Trustee

Kevin J. Carr	Vice President, Counsel and Secretary	Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg	Senior Vice President and Assistant Secretary	Senior Vice President and Chief Compliance Officer

David Hanley	Senior Vice President and Treasurer	None

Barry Mandinach	President	None

David C. Martin	Vice President and Chief Compliance Officer	None

Francis G. Waltman	Executive Vice President	Executive Vice President

(c)	To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder include:

Secretary of the Trust:	Principal Underwriter:
Kevin J. Carr, Esq. 100 Pearl Street Hartford, CT 06103	VP Distributors, LLC 100 Pearl Street Hartford, CT 06103

Investment Adviser:	Custodian:
Virtus Fund Advisers, LLC 100 Pearl Street Hartford, CT 06103 and 3333 Piedmont Road, Suite 1500 Atlanta, GA 30305	The Bank of New York Mellon One Wall Street New York, NY 10286
Administrator & Transfer Agent:
Virtus Fund Services, LLC 100 Pearl Street Hartford, CT 06103

Fund Accountant, Sub-Administrator, Sub-Transfer Agent and Dividend Dispersing Agent:
BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, DE 19809

Subadviser to: Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund and Virtus Ceredex Small-Cap Value Equity Fund

Ceredex Value Advisors LLC

301 East Pine Street, Suite 500

Orlando, Florida 32801

Subadviser to: Virtus WCM International Equity Fund WCM Investment Management 281 Brooks Street Laguna Beach, California 92651

Subadviser to: Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix Total Return Bond Fund, Virtus Seix U.S. Mortgage Fund, Virtus Seix Short-Term Bond Fund, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, Virtus Seix Ultra-Short Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix High Income Fund, Virtus Seix High Yield Fund, Virtus Seix Georgia Tax-Exempt Bond Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix North Carolina Tax-Exempt Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix Virginia Intermediate Municipal Bond Fund

Seix Investment Advisors, LLC

One Maynard Drive, Suite 3200

Park Ridge, New Jersey 07656

Subadviser to: Virtus Silvant Large-Cap Growth Stock Fund and Virtus Silvant Small-Cap Growth Stock Fund

Silvant Capital Management LLC

3333 Piedmont Road, Suite 1500

Atlanta, Georgia 30305

Subadviser to: Virtus Zevenbergen Innovative Growth Stock Fund Zevenbergen Capital Investments LLC 601 Union Street, Suite 4600 Seattle, Washington 98101

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

Item 28.	Exhibits

Exhibit	Item
i.2	Opinion of counsel
n	Amended and Restated Plan Pursuant to Rule 18f-3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 24th day of May, 2018.

VIRTUS ASSET TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 24th day of May, 2018.

Signature	Title

/s/ George R. Aylward
George R. Aylward	Trustee and President (principal executive officer)

/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

*
Thomas J. Brown	Trustee

*
Donald C. Burke	Trustee

*
Roger A. Gelfenbien	Trustee

*
Sidney E. Harris	Trustee

*
John R. Mallin	Trustee

*
Hassell H. McClellan	Trustee

*
Connie D. McDaniel	Trustee

*
Philip R. McLoughlin	Trustee and Chairman

*
Geraldine M. McNamara	Trustee

*
James M. Oates	Trustee

*
Richard E. Segerson	Trustee

*By:	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney